UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment | |; Amendment Number: ______
  This Amendment (Check only one.):         | | is a restatement.
                                            | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tennenbaum Capital Partners, LLC
Address:          2951 28th Street, Suite 1000
                  Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

       /s/ Hugh Steven Wilson      Santa Monica, California    February 14, 2007
       -----------------------     ------------------------    -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  $872,235
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                            FORM 13F INFORMATION TABLE

                                                            VALUE    SHRS OR    SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER     TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT    PRN  CALL   DISCRETION MANAGERS  SOLE   SHARED  NONE
           --------------     --------------    -----      --------  -------    ---  ----   ---------- --------  ----   ------  ----
AMGEN INC                     NOTE 3/0          031162AL4   31474    42000000   PR           SOLE              42000000
AMR CORP                      NOTE 4.250% 9/2   001765BA3   14749     8000000   PR           SOLE               8000000
AVNET INC                     DBCV 2.000% 3/1   053807AL7   12540    12500000   PR           SOLE              12500000
APPLIED MATLS INC             COM               038222105   16605      900000   SH   CALL    SOLE                900000
BALLY TOTAL FITNESS HLDG COR  COM               05873K108    3238(1)  1762006   SH           SOLE               1762006
BALLY TOTAL FITNESS HLDG COR  COM               05873K108      13        5308   SH           SOLE                  5308
BIOVAIL CORP                  COM               09067J109    5366      253600   SH   CALL    SOLE                253600
CENTERPOINT ENERGY INC        NOTE 2.875% 1/1   15189TAL1   47301    35710000   PR           SOLE              35710000
CHESAPEAKE ENERGY CORP        COM               165167107    1267       43600   SH           SOLE                 43600
CHARMING SHOPPES INC          NOTE 4.750% 6/0   161133AC7   14136    10000000   PR           SOLE              10000000
CIBER INC                     SDCV 2.875%12/1   17163BAB8   30908    33386000   PR           SOLE              33386000
CONOR MEDSYSTMES INC          COM               208264101   42587     1359300   SH           SOLE               1359300
CVS CORP                      COM               126650100   10819      350000   SH   CALL    SOLE                350000
FINISAR                       NOTE 5.250%10/1   31787AAC5   25556    25674000   PR           SOLE              25674000
FLEETWOOD ENTERPRISES INC     COM               339099103    5535      699800   SH           SOLE                699800
GENERAL MTRS CORP             DEB SR CONV A     370442741   38152     1509166   SH           SOLE               1509166
GENERAL MTRS CORP             COM               370442105    3072      100000   SH   PUT     SOLE                100000
GRACE WR & CO DEL NEW         COM               38388F108    1010       51000   SH   CALL    SOLE                 51000
ICOS CORP                     NOTE 2.000% 7/0   449295AB0   78438    79934000   PR           SOLE              79934000
INVITROGEN INC                NOTE 3.250% 6/1   46185RAM2    6111     6500000   PR           SOLE               6500000
ISIS PHARMACEUTICALS INC      COM               464330109     557       50100   SH   CALL    SOLE                 50100
ISOLAGEN INC                  NOTE 3.500%11/0   46488NAB9    2970     4000000   PR           SOLE               4000000
IVAX CORP                     NOTE 4.500% 5/1   465823AG7   15379    15328000   PR           SOLE              15328000
JDS UNIPHASE CORP             NOTE 11/1         46612JAB7   15462    17000000   PR           SOLE              17000000
JO-ANN STORES INC             COM               47758P307   69825     2838400   SH           SOLE               2838400
JUNIPER NETWORKS INC          NOTE  6/1         48203RAC8    5412     5000000   PR           SOLE               5000000
LAWSON SOFTWARE INC NEW       COM               52078P102   70889     9592497   SH           SOLE               9592497
LEVEL 3 COMMUNICATIONS INC    NOTE 6.000% 9/1   52729NAG5   23005    24500000   PR           SOLE              24500000
LEVEL 3 COMMUNICATIONS INC    NOTE 10.000% 5/0  52729NBE9    9044     5000000   PR           SOLE               5000000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6    3902     2500000   PR           SOLE               2500000
MCDATA CORP                   CL B              580031102     276       50000   SH           SOLE                 50000
MCDATA CORP                   CL A              580031201    4056      730800   SH           SOLE                730800
MGI PHARMA INC                NOTE 1.682% 3/0   552880AB2    9914    15000000   PR           SOLE              15000000
OSI PHARMACEUTICALS INC       NOTE 3.250% 9/0   671040AD5   29716    30000000   PR           SOLE              30000000
OPEN SOLUTIONS INC            COM               68371P102    5006      133000   SH           SOLE                133000
PEMCO AVIATION INC            COM               706444106    5264      675750   SH           SOLE                675750
SFBC INTL INC                 NOTE 2.250% 8/1   784121AB1    6434     7000000   PR           SOLE               7000000
TEVA PHARMACEUTICAL FIN II L  DBCV 0.500% 2/0   88164RAA5    8103     8000000   PR           SOLE               8000000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0   88163VAE9   26953    28250000   PR           SOLE              28250000
TNS INC                       COM               872960109   32802     1704000   SH           SOLE               1704000
UNIVISION COMMUNICATIONS INC  CL A              914906102   41810     1180400   SH           SOLE               1180400
UTSTARCOM INC                 NOTE 0.875% 3/0   918076AB6    6016     6419000   PR           SOLE               6419000
VALEANT PHARMACEUTICALS INTL  NOTE 3.000% 8/1   91911XAB0   23566    24600000   PR           SOLE              24600000
VALEANT PHARMACEUTICALS INTL  NOTE 4.000% 11/1  91911XAD6    2042     2135000   PR           SOLE               2135000
VALEANT PHARMACEUTICALS  INTL COM               91911X104    5709      321800   SH   CALL    SOLE                321800
VISHAY INTERTECHNOLOGY INC    NOTE 3.625% 8/0   928298AF5   26025    26000000   PR           SOLE              26000000
YAHOO INC                     FRNT 4/0          984332AB2   18175    14000000   PR           SOLE              14000000
YELLOW ROADWAY CORP           NOTE 5.000% 8/0   985577AA3   15046    12000000   PR           SOLE              12000000

Note to Form 13F Information Table

(1)   Position is restricted and the market value is reduced by a haircut.